RELATED PARTY TRANSACTIONS - Narrative (Details)		12 Months Ended
	Jul. 04, 2025 USD ($) business	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Interest income (expense), net		$ (3,139,000,000)	$ (3,104,000,000)	$ (3,596,000,000)
Number of businesses sold | business	3
Sale of business, initial redemption amount	$ 688,000,000
Sale of business interest, discount on net asset value, percent	8.60%
Sale of business, redemption period	18 months
Private equity fund, percent		13.00%
Partnership for proceeds, amount		$ 87,000,000
Financial assets		647,000,000	0
Disposal group, statements of operating results
Disclosure of transactions between related parties [line items]
Net gain on dispositions	$ 14,000,000
Disposal group, statements of changes in equity
Disclosure of transactions between related parties [line items]
Net gain on dispositions	$ 280,000,000
Manufacturing Operation
Disclosure of transactions between related parties [line items]
Sale of business interest, percent	12.00%
Software And Technology Services Operation
Disclosure of transactions between related parties [line items]
Sale of business interest, percent	7.00%
Work Access Services Operation
Disclosure of transactions between related parties [line items]
Sale of business interest, percent	5.00%
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions		0	0
Deposits, classified as cash equivalents		0	0
Interest income (expense), net		$ 0	0	0
Base management fee, quarterly percentage		0.3125%
Base management fee, annual percentage		1.25%
Base management fee expense		$ 97,000,000	92,000,000	87,000,000
Dividends recognised as distributions to owners		95,000,000	0	$ 0
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Financial assets		584,000,000	$ 0
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000